Financial instruments - Schedule of Derivative Instruments Designated as Amortized into Hedged Activity (Details) - Jun. 30, 2025 - subordinated unsecured notes - Designated as a hedge
$ in Millions, $ in Millions
	USD ($)	CAD ($)
U.S. dollar Subordinated unsecured notes | Forward-starting interest rate swap
Derivative [Line Items]
Notional quantity	$ 350.0
Par value	350.0
U.S. dollar Subordinated unsecured notes | Forward-starting interest rate swap
Derivative [Line Items]
Notional quantity	750.0
Par value	$ 750.0
Canadian dollar Senior unsecured notes | Cross-currency interest rate swap
Derivative [Line Items]
Notional quantity		$ 400.0
Par value		$ 400.0